Accounts receivable, net (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Comparative Figures
Accounts receivable	$ 353,703	$ 194,138	$ 264,749
Less: Allowance for doubtful accounts	0	0	0
Total accounts receivable, net	353,703	194,138	264,749
Credit Loss [Abstract]
Accounts receivable	353,703	194,138	264,749
Less: Allowance for doubtful accounts	0	0	(0)
Total accounts receivable, net	$ 353,703	$ 194,138	$ 264,749